Pledged Assets and Debt - Line of Credit Facility (Details) - USD ($) $ in Thousands			12 Months Ended
	Oct. 31, 2018	Sep. 06, 2018	Dec. 31, 2018	Dec. 12, 2018	Dec. 31, 2017
Revolving credit facility
Line of Credit Facility
Deferred Issuance costs, noncurrent			$ 0
Prepayment penalty		$ 8,261
Unamortized debt issuance costs		2,571
Revolving credit facility | Due September 2020
Line of Credit Facility
Maximum borrowing capacity		$ 45,000
Interest rate (as a percent)			9.00%
Undrawn line fee of unused commitments			9.00%
Line of credit eliminated in consolidation			$ 42,000
Revolving credit facility | Due June 2023
Line of Credit Facility
Maximum borrowing capacity				$ 42,000
Interest rate (as a percent)				9.00%
Predecessor
Line of Credit Facility
Net Principal, noncurrent					$ 45,129
Predecessor | Revolving credit due April 2019
Line of Credit Facility
Maximum borrowing capacity					47,000
Predecessor | Revolving credit facility
Line of Credit Facility
Deferred Issuance costs, noncurrent					1,871
Predecessor | Revolving credit facility | Revolving credit due April 2019
Line of Credit Facility
Principal					47,000
Principal, noncurrent					47,000
Deferred issuance costs					1,871
Deferred Issuance costs, noncurrent					1,871
Net Principal					45,129
Net Principal, noncurrent					$ 45,129
Predecessor | Revolving credit facility | Due October 2018
Line of Credit Facility
Required repayment	$ 3,000